Restructuring and Integration - Additional Information (Details) - USD ($) $ in Millions		Dec. 31, 2021	Jun. 30, 2021
Restructuring Cost And Reserve [Line Items]
Expected cumulative costs	[1]	$ 140
Total expenses		105
Accrued restructuring liability		4	$ 6
Severance and Related Benefits
Restructuring Cost And Reserve [Line Items]
Accrued restructuring liability		4	$ 6
The Plan [Member]
Restructuring Cost And Reserve [Line Items]
Expected cumulative costs		140
Expected annual cost savings by 2022		196
Total expenses		105
The Plan [Member] | Severance and Related Benefits
Restructuring Cost And Reserve [Line Items]
Expected cumulative costs		69
The Plan [Member] | Other Restructuring Costs
Restructuring Cost And Reserve [Line Items]
Expected cumulative costs		$ 71

[1]	Actual costs, when incurred, may vary due to changes in the assumptions built into the Plan. Significant assumptions that may change when plans are finalized and implemented include, but are not limited to, changes in severance calculations, changes in the assumptions underlying sublease loss calculations due to changing market conditions, and changes in the overall analysis that might cause the Company to add or cancel component initiatives.